Common Stock - Schedule of Reserved Common Stock for Future Issuances (Details) - shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Shares reserved for future issuance	17,465,405	13,893,161	10,034,853
Outstanding Stock Option Awards
Class Of Stock [Line Items]
Shares reserved for future issuance	6,380,515	7,755,303	5,056,743
Shares Available for Future Stock Option Grants
Class Of Stock [Line Items]
Shares reserved for future issuance	9,831,161	5,382,907	4,454,004
ESPP Shares Available for Future Grants
Class Of Stock [Line Items]
Shares reserved for future issuance	1,253,729	754,951	524,106